Risk Management Policy - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) GWh	Dec. 31, 2017 USD ($) GWh
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,904,285,000	$ 1,472,763,000
Value at risk confidence level	95.00%
Potential quarterly variations in fair value of portfolio	5.00%
Quarterly amount of value at risk	$ 630,479,000
Liquidity Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	1,904,285,000	1,472,763
Long term lines of credit available	$ 1,000,000,000	$ 224,766,000
Futures contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Purchases of energy futures contracts | GWh	5.28	5.4
Energy futures sale contracts settled | GWh	10.92	24.23
Energy futures purchase contracts settled | GWh	7.2	77.45